Note 13 - Related Parties' Transactions - Key Management Personnel Compensation Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Stock-based compensation, included in operating expenses	$ 2,017	$ 24,337
Salaries, benefits and director's fees, included in general and administrative expenses	1,422	1,152
Key management personnel compensation	$ 3,439	$ 25,489